NOTE 12 – LOSS PER SHARE (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Earnings Per Share [Abstract]
Disclosure -Earnings (Loss) per share

	For the fiscal years ended December 31,
	2025		2024

Numerator:
Net income (loss) attributable to SecureTech shareholders	$203,298		$(409,440)

Denominator:
Basic – weighted average shares outstanding	40,010,980		78,148,402
Effect of dilutive securities:
Convertible note	—		—
Series A preferred shares	182,950,000		—
Diluted – weighted average shares outstanding	222,960,980		78,148,402

Earnings (loss) per share:
Basic	$0.00	*	$(0.01)
Diluted	$0.00	*	$(0.01)

		For the three months ended June 30,		For the six months ended June 30,
		2026	2025	2026	2025

Numerator:
Net loss attributable to SecureTech shareholders		$(1,042,248)	$(93,887)	$(1,431,385)	$(188,252)
Deduct: Accretions of redeemable NCI to redemption value		15,065	—	46,227	-
Net loss attributable to common stock for EPS calculation		(1,057,313)	(93,887)	(1,477,612)	(188,252)

Denominator:
Basic – weighted average shares outstanding		17,091,843	78,073,914	17,637,604	46,000,410
Diluted – weighted average shares outstanding		17,091,843	78,073,914	17,637,604	46,000,410

Loss per share:
	Basic	$(0.06)	$(0.00)	$(0.08)	$(0.00)
	Diluted	$(0.06)	$(0.00)	$(0.08)	$(0.00)